Credit impairment charges/(releases) - Charges, recoveries and reimbursements (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges / (releases), other	£ 1,483	£ (893)	£ 5,237
Recoveries and reimbursements, other	(263)	240	(399)
Credit impairment (charges)/releases	1,220	(653)	4,838
Gain on recovery of loans and advances previously written off	64	66
Off-balance sheet loan commitments and financial guarantee contracts
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges / (releases), off-balance sheet commitments and financial guarantee contracts	18	(514)	776
Recoveries and reimbursements, off-balance sheet commitments and financial guarantee contracts	0	0	0
Credit impairment (charges)/releases	18	(514)	776
Total contingent liabilities and financial guarantees
Disclosure of impairment loss and reversal of impairment loss [line items]
Recoveries and reimbursements, other	(199)	(306)
Gain on recovery of loans and advances previously written off		66
Total contingent liabilities and financial guarantees | Third parties
Disclosure of impairment loss and reversal of impairment loss [line items]
Credit impairment (charges)/releases	199	306
Loans and advances at amortised cost
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges / (releases), total	1,446	(875)	5,084
Recoveries and reimbursements, total	(263)	240	(399)
Credit impairment (charges)/releases	1,183	(635)	4,685
Financial instruments at fair value through other comprehensive income
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges / (releases), other	9	(8)	2
Recoveries and reimbursements, other		0	0
Credit impairment (charges)/releases	9	(8)	2
Financial assets at amortised cost | Loans and advances at amortised cost
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges / (releases), loans and advances at amortised cost	1,428	(361)	4,308
Recoveries and reimbursements, loans and advances at amortised cost	(263)	240	(399)
Credit impairment (charges)/releases	1,165	(121)	3,909
Cash collateral and settlement balances
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges / (releases), other	28	(4)	2
Recoveries and reimbursements, other	0	0	0
Credit impairment (charges)/releases	28	(4)	2
Other, financial assets [member] | Financial assets at amortised cost
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges / (releases), other	0	(6)	149
Recoveries and reimbursements, other	0	0	0
Credit impairment (charges)/releases	£ 0	£ (6)	£ 149